Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Selling and marketing expenses	28,219	24,853	24,978
Research and development expenses	25,436	31,668	35,672
General and administrative expenses	99,664	93,747	88,946
Total Expenses	153,319	150,268	149,596